Summary of significant accounting policies (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Exchange Rates
The most important exchange rates that have been used in preparing the financial statements are:

	Closing rate			Average rate
1 US dollar equals:	31 December 2021	31 December 2020	31 December 2019	31 December 2021	31 December 2020	31 December 2019
Argentinean peso	102.749214	84.143520	59.890668	—	—	—
Brazilian real	5.580497	5.196694	4.030696	5.368651	5.133082	3.940998
Canadian dollar	1.270792	1.273981	1.299449	1.249693	1.346594	1.329140
Colombian peso	3 977.14	3 438.52	3 272.63	3 741.19	3 689.50	3 305.84
Chinese yuan	6.352382	6.537798	6.961461	6.456753	6.947936	6.886265
Euro	0.882924	0.814930	0.890155	0.841767	0.878101	0.892577
Mexican peso	20.583378	19.948838	18.845242	20.339905	21.182539	19.334915
Pound sterling	0.741903	0.732646	0.757344	0.725564	0.780195	0.784062
Peruvian nuevo sol	3.976006	3.621009	3.317006	3.877055	3.491580	3.346670
South Korean won	1 188.32	1 088.02	1 154.54	1 139.06	1 185.02	1 160.69
South African rand	15.947907	14.686598	14.044287	14.873785	16.213180	14.512975

Summary of Estimated Useful Live of Assets Expected Utility
The estimated useful lives are defined in terms of the asset’s expected utility to the company and can vary from one geographical area to another. On average the estimated useful lives are as follows:

Industrial buildings – other real estate properties	20 - 50 years
Production plant and equipment:
Production equipment	10 - 15 years
Storage, packaging and handling equipment	5 - 7 years
Returnable packaging:
Kegs	2 - 10 years
Crates	2 - 10 years
Bottles	2 - 5 years
Point of sale furniture and equipment	5 years
Vehicles	5 years
Information processing equipment	3 - 10 years